ANNUAL REPORT

July 31, 1995


INVESCO
SPECIALTY
FUNDS,
INC.


Smart choices for seeking capital
appreciation around the globe.


INVESCO FUNDS

Market Overview                                                     August 1995
     The U.S. economy may be close to achieving the "soft landing" analysts have hoped for.
      Fearing the long-term corrosive effects of inflation, the Federal Reserve Board actively sought to slow the U.S. economy in 1994. Over a period of 12 months, they doubled short-term interest rates.
      The plan may have worked. After impressive annualized growth rates of 6.3%, 3.3%, 3.8%, 3.4%, and 5.1% in consecutive quarters, GDP advanced just 2.7% during the first three months of 1995, and was estimated at 1.1% in the second quarter. Now that they've reined in the galloping expansion, the Fed will act to keep it at a sustainable trot. In July, they cut short-term interest rates by 0.25%, and further cuts may be made if additional stimulus is required.
      Given the advances in the U.S. equities markets in the first half of 1995, we're likely to see a period when the market "digests" its gains -- as technology stocks did in mid-July, for instance. However, we do not anticipate a significant setback in prices over the third and fourth quarters.
      International Highlights. With the Japanese economy stuck in low gear, the Nikkei Dow dropped severely in recent months. This proved to be a drag throughout the Pacific Basin. Markets now appear to be stabilizing and have the potential to move higher.
      In U.S. dollar terms, most European markets have gained, including Belgium, the Netherlands, Sweden, Switzerland, and the U.K. Areas of strength have generally been consumer staples, energy, and technology. Manufacturers of heavy equipment also have done well.
      The devaluation of the Mexican peso on 12/20/94 caused market turmoil throughout Latin America. Stock markets from Mexico City to Argentina declined sharply, but recently have rallied as Mexico has stabilized and the peso has rebounded from its lows.

INVESCO Specialty Funds, Inc.
      The line graphs below illustrate the value of a $10,000 investment in each INVESCO Specialty Fund and the indexes, plus reinvested dividends and capital gain distributions, if any, for the periods from inception through 7/31/95.*
      The charts and other total return figures cited reflect the funds' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance.

European Small Company Fund
      From the fund's introduction in February 1995 through 7/31/95, INVESCO European Small Company Fund achieved a cumulative total return of 15.98%. In comparison, for the same period the regionally focused James Capel Smaller European Index achieved a total return of 18.30%, while the international MSCI-EAFE achieved a total return of 13.52%. (Of course, past performance is not a guarantee of future results.)*

Graph:

      This line graph represents a comparison of the value of a $10,000 investment in INVESCO European Small Company Fund to the value of a $10,000 investment in the MSCI-EAFE Index and James Capel Smaller European Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (2/15/95) through 7/31/95.

      The fund's modest underperformance against the MSCI-Euro 17 reflects the fund's emphasis on smaller companies, contrasted to the index which is dominated by larger-capitalization stocks. In the early stages of a bull market, small companies tend to lag behind, before catching up with and then potentially outperforming larger firms.
      However, technology stocks -- a traditional small-cap area -- are also performing well in 1995. At 7/31/95, the fund had a weighting of 5.63% in computer related issues. Another 4.45% is allocated to medical equipment & supplies, a market segment which has also outperformed.
      Europe's moderate economic growth appears sustainable, and we anticipate a favorable climate for smaller-cap stocks. These companies are in the best position to exploit strongly growing niche markets. Increasing corporate takeover activity may also prove a positive factor.
      Our strategy is based on seeking out companies which can produce above-average earnings growth in the developing economic environment. At present, we are particularly interested in specialist consumer stocks, auto components, capital goods, and technology and services.

Latin American Growth Fund
      From the fund's introduction in February 1995 through 7/31/95, INVESCO Latin American Growth Fund achieved a cumulative total return of 17.09%. In comparison, for the same period the regionally focused MSCI-Latin American Index achieved a total return of 16.04%. (Of course, past performance is not a guarantee of future results.)*
      Although the Mexican market has shown some signs of resurgence, overall the bolsa is off over 25% in 1995. We believe that this area holds long-term potential, despite recurring currency problems. Thus the fund does maintain a stake in Mexico, with 16.81% of assets invested there as of 7/31/95.
      But overall, compared to the Latin American index, Latin American Growth Fund is more broadly diversified across the region. For instance, on 7/31/95 Chilean stocks represented 12.48% of fund holdings -- and the Chilean market is up strongly for the year. We are growing more cautious owing to increasingly high valuations here, and are gradually reducing our weighting.

      In keeping with the fund's investment philosophy, holdings are broadly diversified across industries. The economies of this region do not march in lock step, so fund holdings in the various sectors receive different emphasis in our holdings, depending upon the particular country. Overall, our two largest concentrations are in utilities and metals & mining. We also have key positions in telecommunications, as well as construction related companies and food products & beverages.

Graph:

      This line graph represents a comparison of the value of a $10,000 investment in INVESCO Latin American Growth Fund to the value of a $10,000 investment in the MSCI-Latin Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (2/15/95) through 7/31/95.

Worldwide Capital Goods Fund
      For the fiscal year ended 7/31/95, Worldwide Capital Goods Fund had a total return of negative 1.49%. In contrast, the domestic S&P 500 and international MSCI-EAFE for the same period achieved positive total returns of 25.99% and 7.18%, respectively. (Of course, past performance is not a guarantee of future results.)*

                   Worldwide Capital Goods Fund
                    Average Annual Total Return
                          as of 7/31/95*

                  1 year                      -1.49%
                  -----------------------------------
                  Cumulative year-to-date      8.73%
                  -----------------------------------

      The first six months after the fund's introduction in August 1994 produced a negative total return. This is partly attributable to early investments in Mexico, which were strongly depressed after the devaluation of the peso in December. We have now brought the Mexican portion of the fund down to 1.30%, compared to 13.48% last November.

Graph:

      This line graph represents a comparison of the value of a $10,000 investment in INVESCO Worldwide Capital Goods Fund to the value of a $10,000 investment in the S&P 500 Index and the MSCI-EAFE Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (8/1/94) through 7/31/95.

      Investment results have improved significantly in 1995. These recent gains came from renewed investor interest in capital goods, particularly on the U.S. market. Holdings in this country now represent 61.95% of the portfolio. Given the growing belief that the U.S. expansion will continue, albeit at a lower rate, we expect to continue favoring domestic equities.
      On the other hand, Asian markets appear modestly overpriced at current levels. Singapore, South Korea, Indonesia, Malaysia, and Thailand had an aggregate weighting of 9.32% at 7/31/95; this may be gradually decreased over the next several months if market conditions warrant. Due to the state of its economy, we are avoiding Japan altogether until clear signs of a resurgence appear. Near-term, we do not expect to increase our weighting in Latin America until valuations become more reasonable.
      We have been actively seeking out "special opportunities" -- such as Northwestern Steel & Iron, whose price jumped after its only serious competitor exited the business. Similarly, Hardinge Inc.AEs stock price has jumped as demand for their customizable machine tools intensified.
      As these examples illustrate, the fund is focusing on basic materials and capital goods & construction stocks. Machinery represented 11.37% of fund holdings, while metals & mining were weighted at 9.47% on 7/31/95. Chemicals and steel represented another 5.95%. Paper & paper products have been our largest sector focus; however, we will be watching carefully for product price weakness, which would suggest decreasing our exposure.

Worldwide Communications Fund
      For the fiscal year ended 7/31/95, Worldwide Communi-cations Fund achieved a total return of 24.83%. This compares very favorably with total returns achieved by the domestic S&P 500 and international MSCI-EAFE for the same period, of 25.99% and 7.18%, respectively. (Of course, past performance is not a guarantee of future results.)*

                   Worldwide Communications Fund
                    Average Annual Total Return
                          as of 7/31/95*

                  Since inception (8/94)      24.83%
                  -----------------------------------
                  Cumulative year-to-date     18.87%
                  -----------------------------------

      The fund's strong returns reflect our concentration on the United States. As of 7/31/95, U.S. equities represented 66.64% of common stocks in the portfolio. Far smaller weightings have been given to the United Kingdom and Canada, which were 6.41% and 4.48%, respectively, of the total fund. This reflects a simple fact made clear by the relative performance figures turned in by the two indexes cited above: The U.S. market has outperformed every other large market on the global scene.

      Technology stocks have enjoyed a particularly outstanding year. At the end of this fiscal period, computer related, electronics, and telecommunications stocks represented 23.07% of holdings -- a factor which allowed the fund to participate in the advances for these equities. Despite the volatility in technology stocks this summer, we believe that prices have not peaked.

Graph:

      This line graph represents a comparison of the value of a $10,000 investment in INVESCO Worldwide Communications Fund to the value of a $10,000 investment in the S&P 500 Index and the MSCI-EAFE Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (8/1/94) through 7/31/95.

      Going forward, the fund is defensively postured, with 42.77% of holdings in short-term investments. We expect to be in a good position to invest in exceptional opportunities as they arise in wireless and cellular communications, computer software, and telecommunications equipment firms, among others.
     Regional telephone operating companies also look attractive over the long-term. This area is currently represented in our portfolio by NYNEX Corp. and U S WEST. Another area poised for rapidly growing earnings is media content providers.

* Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The MSCI-EAFE is an unmanaged, weighted average of stock performance in Europe, Australia, and the Far East. The MSCI-Latin American Index is an unmanaged index of that region's common stocks, while the James Capel Smaller European Index reflects European small-cap stock performance.

INVESCO Specialty Funds, Inc.
Ten Largest Common Stock Holdings
July 31, 1995

Description                                    Value
------------------------------------------------------
EUROPEAN SMALL COMPANY Fund
Bulgari SpA Sponsored ADR                    $82,870
Getronics NV                                  78,576
Eifelohohen Klinik AG                         77,338
Bertrand Faure SA                             76,158
IHC Caland NV                                 73,182
Elkjop Norge AS                               73,152
Saes Getters Non-Convertible
   Savings Shrs                               72,714
Nera AS                                       71,684
Falck Holdings AS                             71,322
Zodiac SA                                     66,940


LATIN AMERICAN GROWTH Fund
Telefonos de Mexico SA de CV
   Ord Series L Shrs                        $271,667
Enersis SA Sponsored ADR                     205,000
Madeco SA ADR                                194,062
Yacimientos Petroliferos Fiscales SA
   Sponsored ADR Representing
   Class D Shrs                              191,125
Cia Siderurgica Nacional                     190,530
Grupo Carso SA de CV Series A1               186,578
Rhodia-Ster SA                               186,281
Cia de Telecomunicacion de Chile SA
   Sponsored ADR Representing
   Series A Shrs                             156,500
Antofagasta Holdings PLC                     155,050
Desc Sociedad de Fomento Industrial
   SA de CV Sponsored ADR
   Representing Series C Shrs                155,000

WORLDWIDE CAPITAL GOODS Fund
AlliedSignal Inc                            $257,125
Ingersoll-Rand Co                            250,500
Hardinge Inc                                 235,000
Crown Cork & Seal                            225,625
Eaton Corp                                   223,500
Albany International Class A                 203,000
Banco Latinoamericano
   de Exportaciones SA                       200,625
Kaiser Aluminum                              195,000
Synopsys Inc                                 193,500
Zebra Technologies Class A                   188,250


WORLDWIDE COMMUNICATIONS Fund
VeriFone Inc                                $971,250
United Television                            745,000
Leitch Technology                            590,228
Granada Group PLC                            563,363
Olicom A/S                                   560,000
CBS Inc                                      543,375
ALLTEL Corp                                  527,500
Grupo Radio Centro SA de CV
   Sponsored ADR Representing
   Participation Certificates                515,625
U S WEST                                     514,500
Philips Electronics NV   New York Shrs       492,500



Composition of holdings is subject to change.

INVESCO Specialty Funds, Inc.
Statement of Investment Securities
July 31, 1995                                Shares or
                                  Industry   Principal
Description                           Code      Amount       Value
                                                        ----------
EUROPEAN SMALL COMPANY Fund
COMMON STOCKS & RIGHTS   77.05%
BELGIUM   2.93%
Barco NV                                EL         600     $66,377
Quick Restaurants NPV                   RT         740      65,179
                                                        ----------
                                                           131,556
                                                        ----------
DENMARK   2.94%
Coloplast AS Registered B Shrs          MS         750      60,777
Falck Holdings AS*                      SA         670      71,322
                                                        ----------
                                                           132,099
                                                        ----------
FRANCE   13.14%
Altran Technologies SA                  EG         256      31,261
Bertrand Faure SA                       AM       1,800      76,158
Cegedim SA*                             AD         800      60,155
Christian Dalloz*                       SA         350      64,439
Eramet SA                               MM         490      35,408
Grand Optical Photoservice              PH         450      42,132
Imetal SA                               MM         510      62,277
Industrielle de Transports
   Automobiles SA*                      FR         210      33,429
Lapeyre SA                              CR         905      59,483
Legris Industries SA*                   MY         750      45,305
Sidel SA                                CN          35      12,521
Zodiac SA                               RR         530      66,940
                                                        ----------
                                                           589,508
                                                        ----------
GERMANY   3.69%
Buderus AG                              MM          56      27,357
CeWe Color Holding AG                   PH         180      61,013
Eifelohohen Klinik AG                   HC         380      77,338
                                                        ----------
                                                           165,708
                                                        ----------
ITALY   5.46%
Bulgari SpA Sponsored ADR*              RT      14,000      82,870
Industrie Natuzzi SpA ADR               FM       1,710      61,988
Industrie Zignago (S)
   Margherita SpA*                      DV       5,350      27,470
Saes Getters Non-Convertible
   Savings Shrs                         EL       7,900      72,714
                                                        ----------
                                                           245,042
                                                        ----------

NETHERLANDS   8.49%
Aalberts Industries NV                  MA         900      50,872
Ahrend Groep NV                         OE       2,140      64,421
Baan Corp NV*                           CO         890      29,704
Getronics NV                            CO       1,530      78,576
Hagemeyer NV                            DV         710      31,189
IHC Caland NV*                          TR       2,370      73,182
Internatio-Muller NV                    DV         735      53,273
                                                        ----------
                                                           381,217
                                                        ----------
NORWAY   4.53%
Elkjop Norge AS                         EE       3,220      73,152
Nera AS                                 TC       2,580      71,684
Sensonor AS*                            CI       7,140      58,348
                                                        ----------
                                                           203,184
                                                        ----------
SPAIN   2.42%
Grupo Anaya SA                          PR       2,420      59,534
Unipapel SA*                            PP       1,790      48,862
                                                        ----------
                                                           108,396
                                                        ----------
SWEDEN   2.79%
Arjo AB                                 MS       1,140      14,317
Autoliv AB                              AM         860      53,391
Getinge Industrier AB   B Frie Shrs     MS       1,520      57,590
                                                        ----------
                                                           125,298
                                                        ----------
SWITZERLAND   5.74%
Danzas Holding AG   Registered Shrs     TR          20      17,444
Edipresse SA Bearer Shrs                PR         175      53,424
Mikron Holding AG Biel
   Registered Shrs*                     MY         550      63,323
Nokia Maillefer Holding*                MA         105      57,423
Publicitas Holding SA
   Registered Shrs                      AD          30      32,970
Schweizerhall Holding AG
   Registered Shrs*                     CH          30      32,970
                                                        ----------
                                                           257,554
                                                        ----------
UNITED KINGDOM   24.92%
ABI Leisure Group PLC                   RR      12,000      17,857
ABI Leisure Group PLC
   Non-Participating Rights*            RR       2,666         213
Bluebird Toys PLC                       RR       7,500      28,082
Burford Holdings PLC                    RE      20,000      37,282
Carpetright PLC                         RT       6,500      32,866
Eurocamp PLC                            RR      11,896      39,973
Eyecare Products PLC                    CT      40,000      20,481
Fine Decor PLC                          RT      22,250      38,806

Games Workshop Group PLC                RR      15,000      52,563
Hambro Countrywide PLC                  RE      50,000      25,601
Hogg Robinson PLC                       FR       2,592       8,088
International Business
   Communications Holdings PLC          PR      10,000      47,523
Litho Supplies PLC                      WH      11,000      35,379
London Forfaiting PLC                   FR       8,250      23,762
Lowndes Lambert Group
   Holdings PLC                         IN      12,500      34,202
Magnum Power PLC*                       EE      13,000      30,786
Market Analysis & Information
   Database PLC*                        CO      22,500      29,882
Matthew Clark PLC                       FD       3,500      36,402
McLeod Russel Holdings PLC              CH      10,000      27,042
Norcor Holdings PLC                     MA      17,500      35,282
P&P PLC                                 RT      30,000      54,723
PTS Group PLC*                          CR      12,500      22,601
Persimmon PLC                           CR       9,300      31,250
Psion PLC                               CO       5,500      38,282
Quality Software Products
   Holdings PLC                         CO       3,100      27,183
RJB Mining PLC                          MM       6,500      41,083
Ramco Energy PLC                        OG       5,400      32,921
Richards PLC                            TA      22,500      19,441
Rutland Trust PLC                       FR      75,000      34,202
SIG PLC                                 CR       9,000      32,114
Sage Group PLC                          CO       3,000      49,107
Scotia Holdings PLC*                    MD       4,850      37,095
Wagon Industrial Holdings PLC*          MA       6,100      46,558
Wainhomes PLC                           CR      30,000      49,443
                                                        ----------
                                                         1,118,075
                                                        ----------
TOTAL COMMON STOCKS & RIGHTS
  (Cost $3,217,362)                                      3,457,637
                                                        ----------
PREFERRED STOCKS   9.02%
GERMANY   9.02%
Fielmann AG Non-Voting
   Pfd Shrs*                            RT       1,500      78,764
Fresenius AG Non-Voting
   Pfd Shrs                             MS          90      67,140
Marschollek, Lautenschlaeger
   und Partners AG Pfd Shrs             IN          95      64,884
Moebel Walther AG Non-Voting
   Pfd Shrs                             RT         110      51,387
Puma AG Rudolf Dassler Sport
  Non-Voting Pfd Shrs*                  TA         270      66,488
Sander (Jil) AG Pfd Shrs                TA         105      76,048
                                                        ----------
TOTAL PREFERRED STOCKS
  (Cost $384,072)                                          404,711
                                                        ----------

SHORT-TERM INVESTMENTS --
 REPURCHASE AGREEMENTS   13.93%
UNITED STATES   13.93%
Repurchase  Agreement  with State
  Street  Bank & Trust Co dated
  7/31/1995 due 8/1/1995 at 5.250%,
  repurchased  at $625,091
  (Collateralized  by US Treasury
  Notes due 6/30/1996 at 6.000%,
  value $639,702)(Cost $625,000)        RA    $625,000     625,000
                                                        ----------
TOTAL INVESTMENT
   SECURITIES AT VALUE   100.00%
  (Cost $4,226,434#)                                   $ 4,487,348
                                                        ==========

LATIN AMERICAN GROWTH Fund
COMMON STOCKS   61.13%
ARGENTINA   12.97%
Astra Cia Argentina de
   Petroleo                             OG      70,000    $124,608
Banco Frances del Rio de la Plata
   SA Sponsored ADR                     BK       4,000      84,000
Buenos Aires Embotelladora SA
   Sponsored ADR Representing
   Class B Ord Shrs                     FD       3,000      74,625
Central Costanera SA
   Sponsored ADR Representing
   Class B Shrs^                        UT       2,000      67,004
Cia Naviera Perez Companc SA
   Sponsored ADR Representing
   Class B Shrs                         DV      12,000     117,607
MetroGas SA Sponsored ADR
   Representing Class B Shrs            UT      10,000      97,500
Telecom Argentina STET-France
   Telecom SA Sponsored ADR
   Representing Class B Shrs            TC       2,000      99,250
Telefonica de Argentina SA
   Sponsored ADR Representing
   Ord Class B Shrs                     UT       4,500     121,500
Yacimientos Petroliferos
   Fiscales SA Sponsored ADR
   Representing Class D Shrs            OG      11,000     191,125
                                                        ----------
                                                           977,219
                                                        ----------
BRAZIL   8.40%
Cia Siderurgica Nacional*               MM   9,000,000     190,530
Cia Souza Cruz SA                       TO      20,000     144,346
Rhodia-Ster SA*                         CH     140,500     186,281

Usinas Siderurgicas de Minas
   Gerais SA Sponsored ADR*^            MM      11,000     111,734
                                                        ----------
                                                           632,891
                                                        ----------
CHILE   12.48%
Banco O'Higgins
   Sponsored ADR                        BK       6,000     127,500
Cia Chilena de Distribucion
   Electrica SA Sponsored ADR^          UT       6,000     103,937
Cia Telecomunicacion de
   Chile SA Sponsored ADR
   Representing Series A Shrs           TC       2,000     156,500
Enersis SA Sponsored ADR                DV       8,000     205,000
Madeco SA ADR                           EE       7,500     194,062
Maderas y Sinteticos SA ADR             PP       9,000     153,000
                                                        ----------
                                                           939,999
                                                        ----------
COLUMBIA   1.34%
Cementos Diamante SA
   Sponsored ADR Representing
   Class B Shrs*^                       CR       4,500     101,250
                                                        ----------
LUXEMBOURG   1.24%
Quilmes Industrial SA
   Registered Shrs*                     FD       4,500      93,375
                                                        ----------
MEXICO   16.81%
Cifra SA de CV Series C Shrs            RT     115,000     141,161
Desc Sociedad de Fomento
   Industrial SA de CV Sponsored
   ADR Representing
   Series C Shrs*                       DV      10,000     155,000
Gruma SA de CV
   Series B Shrs*                       FD      40,400     122,191
Grupo Carso SA de CV Series A1*         DV      30,000     186,578
Grupo Casa Autrey SA de CV
   Sponsored ADR                        WH       8,000     140,000
Grupo Televisa SA Certificates
   of Participation Representing
   Series A, Series D &
   Series L Shrs*                       BR       8,500      97,102
Panamerican Beverages Class A           FD       5,000     153,125
Telefonos de Mexico SA de CV
   Ord Series L Shrs                    UT     165,000     271,667
                                                        ----------
                                                         1,266,824
                                                        ----------
PERU   5.83%
CPT Telefonica del Peru SA
   B Shrs*                              TC      60,000     112,037
Cementos Lima SA
   Sponsored ADR                        CR       9,000     146,794

Cia de Minas Buenaventura SA
   C Shrs                               MM      13,554      79,342
Southern Peru Copper T Shrs*            MM      22,000     101,463
                                                        ----------
                                                           439,636
                                                        ----------
UNITED KINGDOM   2.06%
Antofagasta Holdings PLC                MM      30,000     155,050
                                                        ----------
TOTAL COMMON STOCKS
  (Cost $4,582,063)                                      4,606,244
                                                        ----------
PREFERRED STOCKS   31.49%
BRAZIL   28.22%
Brasmotor SA Pfd Shrs*                  HA     600,000     122,533
Cia Cervejaria Brahma
   Class A Pfd Receipts*                FD       5,513       1,815
   Pfd Shrs                             FD     400,000     133,011
Cia Cimento Portland Itau
   Pfd Shrs                             CR     800,000     238,651
Cia Energetica de Minas Gerais
   Pfd Shrs                             UT   2,999,000      63,360
   Sponsored ADR Representing
   Non-Voting Pfd Shrs*                 UT       7,898     166,868
Cia Energetica de Sao Paolo
   Pfd Shrs*                            UT     300,000      13,665
   Sponsored ADR Representing
   Pfd Shrs*^                           UT      15,000     204,970
Cia Vale Do Rio Doce
   Pfd Shrs                             MM     60,000        9,495

   Sponsored ADR Representing
   Pfd Shrs                             MM       5,000     197,807
Duratex SA Pfd Shrs*                    CR   3,000,000     168,243
Iochpe Maxion SA
   Sponsored ADR Representing
   Pfd Shrs                             MY      10,000      83,750
Lojas Americanas SA Pfd Shrs*           RT   9,000,000     209,871
Telecom de Sao Paulo SA
   Pfd Shrs                             UT   1,500,000     215,716
Telecomunicacoes Brasileiras SA
   Sponsored ADR Representing
   Pfd Shrs                             TC       8,000     285,000
Usinas Siderurgicas de Minas
   Gerais SA Pfd Shrs                   MM  12,000,000      12,180
                                                        ----------
                                                         2,126,935
                                                        ----------
COLUMBIA   3.27%
Banco Industrial Colombiano SA
   Sponsored ADR Representing
   Pfd Shrs*                            BK      10,000     141,250

La Gran Cedena de Almacenes
   Colombianos SA Sponsored
   ADR Representing Class B
   Pfd Shrs*^                           RT       6,000     105,000
                                                        ----------
                                                           246,250
                                                        ----------
TOTAL PREFERRED STOCKS
  (Cost $2,392,256)                                      2,373,185
                                                        ----------
SHORT-TERM INVESTMENTS   7.38%
Foreign Government Obligations   0.15%
MEXICO   0.15%
Mexican Cetes
   Zero Coupon, 8/31/1995
   (Cost $11,097)                       FG     $ 6,989      11,063
                                                        ----------
Repurchase Agreements   7.23%
UNITED STATES   7.23%
Repurchase Agreement with
   State  Street  Bank & Trust  Co
   dated  7/31/1995  due  8/1/1995
   at 5.250%, repurchased at $545,079
   (Collateralized by US Treasury
   Notes due 6/30/1996 at 6.000%,
   value $567,435)(Cost $545,000)       RA    $545,000     545,000
                                                        ----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $556,097)                                         556,063
                                                        ----------
TOTAL INVESTMENT
   SECURITIES AT VALUE   100.00%
  (Cost $7,530,416)
  (Cost for Income Tax Purposes
  $7,535,213)                                          $ 7,535,492
                                                        ==========
WORLDWIDE CAPITAL GOODS Fund
COMMON STOCKS   95.47%
ARGENTINA   1.40%
Cia Naviera Perez Companc SA
   Series B Shrs*                       DV      30,000     145,209
                                                        ----------
CANADA   3.95%
Diamond Fields Resources*               MM       3,000     160,673
Fletcher Challenge Canada Ltd
   Class A                              PP       5,000      89,263
Magna International Class A             AM       3,500     161,000
                                                        ----------
                                                           410,936
                                                        ----------

CHILE   1.00%
Madeco SA ADR                           CR       4,000     103,500
                                                        ----------
FINLAND   1.28%
Nokia AB Oy Series K Shrs               EL       1,000      67,303
Nokia Corp ADR Representing
   Ord A Shrs                           EL       1,000      65,750
                                                        ----------
                                                           133,053
                                                        ----------
GERMANY   3.85%
Degussa AG                              MM         300      99,732
Mannesmann AG                           MY         400     133,787
Veba AG                                 DV       4,000     166,640
                                                        ----------
                                                           400,159
                                                        ----------
INDONESIA   1.29%
PT Indorama Synthetics                  TA      40,000     134,400
                                                        ----------
MALAYSIA   2.63%
Malayan Cement Berhad                   DV      50,000      94,424
United Engineers Malaysia
   Berhad                               EG      25,000     179,080
                                                        ----------
                                                           273,504
                                                        ----------
MEXICO   1.30%
Grupo Industrial Alfa SA de CV
   ADR                                  DV      10,000     135,514
                                                        ----------
NETHERLANDS   2.75%
Elsag Bailey Process
   Automation NV ADR*                   CI       6,000     162,750
Philips Electronics NV
   New York Shrs                        EE       2,500     123,125
                                                        ----------
                                                           285,875
                                                        ----------
PANAMA   1.93%
Banco Latinoamericano de
   Exportaciones SA                     BK       5,000     200,625
                                                        ----------
PERU   1.08%
Cementos Lima SA Sponsored
   ADR Representing Voting Shrs*        CR       6,897     112,494
                                                        ----------
SINGAPORE   2.89%
Asia Pacific Resources
   International Holdings Ltd
   Class A*                             PP      15,000     140,625

Asia Pulp & Paper Ltd
   Sponsored ADR*                       PP      12,500     159,375
                                                        ----------
                                                           300,000
                                                        ----------
SOUTH KOREA   1.61%
Pohang Iron & Steel Ltd
   Sponsored ADR                        ST       5,000     167,500
                                                        ----------
SWEDEN   2.71%
ASEA AB
   Class B Frie Shrs                    DV       1,000      88,122
   Sponsored ADR                        DV       1,000      87,750
Mo Och Domsjo AB
   B Frie Shrs*                         PP       1,600     106,258
                                                        ----------
                                                           282,130
                                                        ----------
THAILAND   0.90%
Italian-Thai Development*               CR       7,500      93,315
                                                        ----------
UNITED KINGDOM   2.95%
Antofagasta Holdings PLC                MM      30,000     155,050
Cable & Wireless PLC
   Sponsored ADR                        TC       7,500     151,875
                                                        ----------
                                                           306,925
                                                        ----------
UNITED STATES   61.95%
Albany International Class A            PP       8,000     203,000
AlliedSignal Inc                        MA       5,500     257,125
ASARCO Inc                              MM       5,000     158,750
BJ Services*                            OG       6,000     149,250
Belden Inc                              TC       6,000     176,250
Bethlehem Steel*                        ST       7,500     118,125
Boeing Co                               AE       2,500     167,500
Borg-Warner Automotive                  AM       4,500     146,250
Capco Automotive Products               AM      15,000     114,375
Case Corp                               MY       5,000     176,250
Crown Cork & Seal*                      CN       5,000     225,625
Deere & Co                              MY       1,000      89,875
Eaton Corp                              AM       4,000     223,500
ENSCO International*                    OG      10,000     158,750
Goodyear Tire & Rubber                  TI       4,000     173,500
Greenfield Industries                   MY       5,000     146,250
Hardinge Inc*                           MY      10,000     235,000
Harnischfeger Industries                MY       4,000     150,000
Ingersoll-Rand Co                       MY       6,000     250,500
International Paper                     PP       1,100      92,950
Kaiser Aluminum*                        MM      12,000     195,000
Linear Technology                       EL       2,000     155,000
Loews Corp                              DV       1,000     120,375
Newmont Mining                          MM       3,500     149,625
Northwestern Steel & Iron*              ST      15,000     150,000

Owens-Illinois Inc*                     DV      12,500     173,437
PPG Industries                          CH       4,000     183,000
Phelps Dodge                            MM       1,000      64,250
Rayonier Inc                            PP       4,000     155,500
Raytheon Co                             AE       2,000     165,250
Silicon Graphics*                       CO       3,000     126,000
Synopsys Inc*                           CS       3,000     193,500
Tenneco Inc                             DV       3,000     148,500
Texas Industries                        BC       3,000     132,375
Time Warner                             PR       4,000     171,500
Union Pacific                           TR       2,500     162,812
United Technologies                     AE       1,500     126,000
Weatherford International*              OG      10,000     127,500
Weyerhaeuser Co                         PP       3,000     140,250
Zebra Technologies Class A*             EL       3,000     188,250
                                                        ----------
                                                         6,440,949
                                                        ----------
TOTAL COMMON STOCKS
  (Cost $9,148,484)                                      9,926,088
                                                        ----------
PREFERRED STOCKS   1.34%
BRAZIL   1.34%
Aracruz Celulose SA ADR
   Representing Class B Pfd Shrs
   (Cost $98,061)                       PP      11,334     138,842
                                                        ----------
SHORT-TERM INVESTMENTS --
   COMMERCIAL PAPER   3.19%
UNITED STATES   3.19%
Associates Corp of North America
  5.850%, 8/1/1995   (Cost $332,000)    FR  $ 332,000      332,000
                                                        ----------
TOTAL INVESTMENT
   SECURITIES AT VALUE   100.00%
  (Cost $9,578,545)
  (Cost for Income Tax Purposes
  $9,584,662)                                         $ 10,396,930
                                                        ==========

WORLDWIDE COMMUNICATIONS Fund
COMMON STOCKS   57.23%
CANADA   4.48%
BC TELECOM                              UT       4,700      80,910
Call-Net Enterprises Class B*           TC       1,500      10,898
GST Telecommunications*                 TC       7,000      42,438
Leitch Technology*                      EL      40,000     590,228
Rogers Cantel Mobile
   Communications Class B*              TC      20,000     467,500
TELUS Corp                              TC       7,000      85,437
                                                        ----------
                                                         1,277,411
                                                        ----------

DENMARK   1.97%
Olicom A/S*                             CO      40,000     560,000
                                                        ----------
HONG KONG   1.94%
Golden Harvest
   Entertainment*                       BR    500,000       99,509
Oriental Press Group Ltd                PR      32,000      12,613
Sing Tao Holdings Ltd                   PR      26,000      15,792
Television Broadcasts Ltd               BR     113,000     424,954
                                                        ----------
                                                           552,868
                                                        ----------
ITALY   0.20%
Telecom Italia Mobile SpA
   Savings Shrs*                        UT      25,000      22,853
Telecom Italia SpA Savings
   Shrs                                 UT      25,000      34,808
                                                        ----------
                                                            57,661
                                                        ----------
MEXICO   1.81%
Grupo Radio Centro SA de CV
   Sponsored ADR Representing
   Participation Certificates           BR     55,000      515,625
                                                        ----------
NETHERLANDS   1.73%
Philips Electronics NV
   New York Shrs                        EE      10,000     492,500
                                                        ----------
SPAIN   0.55%
Telefonica de Espana SA
  Sponsored ADR                         UT       3,800     155,325
                                                        ----------
UNITED KINGDOM   6.41%
Cable & Wireless PLC
   Sponsored ADR                        TC       5,000     101,250
Capital Radio PLC                       BR       8,850      61,671
Carlton Communications PLC              BR      15,000     248,416
Granada Group PLC                       AV      54,000     563,363
HTV Group PLC                           BR      75,000     253,216
Pearson PLC                             PR       2,500      25,362
Scottish Television PLC                 BR      40,000     289,938
Yorkshire-Tyne Tees Television
   Holdings PLC                         BR      32,000     282,130
                                                        ----------
                                                         1,825,346
                                                        ----------
UNITED STATES   38.14%
ALLTEL Corp                             UT      20,000     527,500
American Paging*                        TC      32,000     246,000
Ampex Corp Deleware Class A*            EL      65,000     280,312
ANADIGICS Inc*                          EE      15,000     420,000
Apertus Technologies*                   CO      30,000     243,750
Augat Inc                               EE       8,500     202,937

CBS Inc                                 BR       7,000     543,375
CIS Technologies*                       CO      23,600      75,225
Cable Design Technologies*              EE      10,000     225,000
Cellular Communications
   of Puerto Rico*                      TC      15,000     465,000
Century Telephone Enterprises           UT       3,000      85,500
Cincinnati Bell                         UT       5,000     133,125
Communication Cable                     TC       4,030      39,796
Comsat Corp Series 1                    TC       5,000     115,625
Comverse Technology*                    CO       5,000      91,875
DSP Technology*                         CI      17,000     114,750
Data Broadcasting*                      FR      43,100     344,800
Electromagnetic Sciences*               EE      10,000     137,500
FLIR Systems*                           EL       5,000      70,625
General Communication
   Class A*                             TC       6,000      24,000
Heftel Broadcasting*                    BR       5,000      93,750
Individual Investor Group*              PR      48,000     276,000
Interface Systems                       CO      10,000      56,250
King World Productions*                 BR       7,000     293,125
Lincoln Telecommunications              TC       9,000     145,125
M-Wave Inc*                             EE       7,000     108,500
Microsemi Corp*                         EL      30,000     363,750
NetWorth Inc*                           CO       1,500      14,812
NYNEX Corp                              UT       5,700     235,125
Pacific Telesis Group                   UT       3,000      84,750
Recoton Corp*                           EL      10,000     207,500
S3 Inc*                                 EL       5,000     201,250
Southern New England
   Telecommunications                   UT       7,900     270,575
Sterling Software*                      CO      10,000     410,000
TII Industries*                         EE      30,000     232,500
Technitrol Inc                          EE       5,000      75,625
Tele-Communications International
   Series A*                            TC      20,000     312,500
Telescan Inc*                           CO      10,000      77,500
U S WEST                                UT      12,000     514,500
United Television                       BR      10,000     745,000
VMARK Software*                         CO      20,000     300,000
ValueVision International
   Class A*                             BR      41,300     242,637
VeriFone Inc*                           CO      35,000     971,250
Vertex Communications*                  EE      15,000     243,750
                                                        ----------
                                                        10,862,469
                                                        ----------
TOTAL COMMON STOCKS
  (Cost $14,728,958)                                    16,299,205
                                                        ----------

SHORT-TERM INVESTMENTS --
  REPURCHASE AGREEMENTS   42.77%
UNITED STATES   42.77%
Repurchase  Agreement  with State
   Street  Bank & Trust Co dated
   7/31/1995  due 8/1/1995 at 5.750%,
   repurchased at $12,180,945
   (Collateralized by US Treasury
   Notes due 9/30/1996 at 6.500%,
   value $12,433,805)
   (Cost $12,179,000)                   RA $12,179,000  12,179,000
                                                        ----------
TOTAL INVESTMENT
  SECURITIES AT VALUE   100.00%
  (Cost $26,907,958#)                                  $28,478,205
                                                        ==========
*  Security is non-income producing.
#  Also represents cost for income tax purposes.
^  The following are restricted securities at July 31, 1995:

                                                         Value as
                               Acquisition Acquisition    % of
Description                       Dates        Cost     Net Assets
-------------------------------------------------------------------
LATIN AMERICAN GROWTH Fund
Cementos Diamante SA
   Sponsored ADR Representing    4/18/95 -
   Class B Shrs                    7/11/95    $110,750       1.36%
Central Costanera SA
   Sponsored ADR
   Representing                   3/6/95 -
   Class B Shrs                    5/18/95      55,900       0.90%
Cia Chilena de
   Distribucion
   Electrica SA                  4/21/95 -
   Sponsored ADR                   7/10/95      90,625       1.40%
Cia Energetica de Sao
   Paolo Sponsored
   ADR Representing              3/16/95 -
   Pfd Shrs                        5/11/95     171,763       2.76%
La Gran Cedena de
   Almacenes
   Colombianos SA
   Sponsored ADR
   Representing                  4/18/95 -
   Class B Pfd Shrs                7/11/95     111,750       1.41%
Usinas Siderurgicas
   de Minas Gerais SA             3/2/95 -
   Sponsored ADR                   7/10/95     135,050       1.51%
                                                           -------
                                                             9.34%
                                                           =======

Summary of Investments by Industry

                                            % of
                            Industry     Investment
Industry                        Code     Securities         Value
----------------------------------------------------------------
European Small Company Fund
Advertising                       AD          2.07%      $ 93,125
Automobile Related                AM           2.89       129,549
Chemicals                         CH           1.34        60,012
Computer Related                  CO           5.63       252,734
Construction Related              CR           4.34       194,891
Containers                        CN           0.28        12,521
Control Instruments               CI           1.30        58,348
Cosmetics & Toiletries            CT           0.46        20,481
Diversified                       DV           2.49       111,932
Electrical Equipment              EE           2.32       103,938
Electronics                       EL           3.10       139,091
Engineering                       EG           0.70        31,261
Finance Related                   FR           2.22        99,481
Food Products & Beverages         FD           0.81        36,402
Furniture Manufacturing           FM           1.38        61,988
Health Care Related               HC           1.72        77,338
Insurance                         IN           2.21        99,086
Machinery                         MY           2.42       108,628
Manufacturing                     MA           4.24       190,135
Medical Equipment & Supplies      MS           4.45       199,824
Medical Related - Drugs           MD           0.83        37,095
Metals & Mining                   MM           3.70       166,125
Office Equipment                  OE           1.43        64,421
Oil & Gas Related                 OG           0.73        32,921
Paper & Paper Products            PP           1.09        48,862
Photo Equipment & Supplies        PH           2.30       103,145
Printing & Publishing             PR           3.58       160,481
Real Estate Related               RE           1.40        62,883
Recreation Related                RR           4.58       205,628
Repurchase Agreements             RA          13.93       625,000
Retail                            RT           9.02       404,595
Safety Equipment & Services       SA           3.02       135,761
Telecommunications                TC           1.60        71,684
Textiles & Apparel
   Manufacturers                  TA           3.61       161,977
Transportation                    TR           2.02        90,626
Wholesale                         WH           0.79        35,379
                                         ----------  ------------
                                            100.00%    $4,487,348
                                         ==========  ============

Latin American Growth Fund
Banking                           BK          4.68%      $352,750
Broadcasting                      BR           1.29        97,102
Chemicals                         CH           2.47       186,281
Construction Related              CR           8.69       654,938
Diversified                       DV           8.81       664,185

Electrical Equipment              EE           2.58       194,062
Food Products & Beverages         FD           7.67       578,142
Foreign Government Obligations    FG           0.15        11,063
Household Appliances              HA           1.63       122,533
Machinery                         MY           1.11        83,750
Metals & Mining                   MM          11.38       857,601
Oil & Gas Related                 OG           4.19       315,733
Paper & Paper Products            PP           2.03       153,000
Repurchase Agreements             RA           7.23       545,000
Retail                            RT           6.05       456,032
Telecommunications                TC           8.66       652,787
Tobacco                           TO           1.92       144,346
Utilities                         UT          17.60     1,326,187
Wholesale                         WH           1.86       140,000
                                         ----------  ------------
                                            100.00%    $7,535,492
                                         ==========  ============

Worldwide Capital Goods Fund
Aerospace & Defense               AE          4.41%     $ 458,750
Automobile Related                AM           6.20       645,125
Banking                           BK           1.93       200,625
Chemicals                         CH           1.76       183,000
Computer Related                  CO           3.07       319,500
Construction Related              CR           4.25       441,684
Containers                        CN           2.17       225,625
Control Instruments               CI           1.57       162,750
Diversified                       DV          11.16     1,159,971
Electrical Equipment              EE           1.18       123,125
Electronics                       EL           4.58       476,303
Engineering                       EG           1.72       179,080
Finance Related                   FR           3.19       332,000
Machinery                         MY          11.37     1,181,662
Manufacturing                     MA           2.47       257,125
Metals & Mining                   MM           9.46       983,080
Oil & Gas Related                 OG           4.19       435,500
Paper & Paper Products            PP          11.79     1,226,063
Printing & Publishing             PR           1.65       171,500
Steel                             ST           4.19       435,625
Telecommunications                TC           3.16       328,125
Textiles & Apparel
   Manufacturers                  TA           1.29       134,400
Tire & Rubber Companies           TI           1.67       173,500
Transportation                    TR           1.57       162,812
                                         ----------  ------------
                                            100.00%   $10,396,930
                                         ==========  ============

Worldwide Communications Fund
Audio/Video                       AV          1.98%     $ 563,363
Broadcasting                      BR          14.37     4,093,346
Computer Related                  CO           9.83     2,800,662
Control Instruments               CI           0.40       114,750
Electrical Equipment              EE           7.51     2,138,312
Electronics                       EL           6.02     1,713,665
Finance Related                   FR           1.21       344,800
Printing & Publishing             PR           1.16       329,767
Repurchase Agreements             RA          42.77    12,179,000
Telecommunications                TC           7.22     2,055,569
Utilities                         UT           7.53     2,144,971
                                         ----------  ------------
                                            100.00%   $28,478,205
                                         ==========  ============

See Notes to Financial Statements

INVESCO Specialty Funds, Inc.
Statement of Assets and Liabilities
July 31, 1995

                                   European    Latin American     Worldwide       Worldwide
                                Small Company       Growth      Capital Goods  Communications
                                     Fund            Fund           Fund            Fund
                                 ------------    ------------   ------------    ------------
ASSETS
Investment Securities:
  At Cost~                         $4,226,434      $7,530,416     $9,578,545     $26,907,958
                                 ============    ============   ============    ============
  At Value~                        $4,487,348      $7,535,492    $10,396,930     $28,478,205
Cash  70,121                           71,625             757          5,905
Receivables:
  Investment Securities Sold                0               0        482,042         140,250
  Fund Shares Sold                    118,321          34,646         41,149          97,882
  Dividends and Interest                5,939           8,438          6,950          23,498
Prepaid Expenses and Other Assets      23,714          25,828         12,879          21,773
                                 ------------    ------------   ------------    ------------
TOTAL ASSETS                        4,705,443       7,676,029     10,940,707      28,767,513
                                 ------------    ------------   ------------    ------------
LIABILITIES
Payables:
  Distributions to Shareholders            48              36             95           1,634
  Investment Securities Purchased     861,192         212,638        429,284         124,568
  Fund Shares Repurchased              11,710           7,881        121,933       1,353,072
Accrued Distribution Expenses             615           1,481          2,100           5,748
Accrued Expenses and Other Payables    30,893          31,427         23,671          28,161
                                 ------------    ------------   ------------    ------------
TOTAL LIABILITIES                     904,458         253,463        577,083       1,513,183
                                 ------------    ------------   ------------    ------------
Net Assets at Value                $3,800,985      $7,422,566    $10,363,624     $27,254,330
                                 ============    ============   ============    ============
NET ASSETS
Paid-in Capital*                   $3,538,120      $7,191,927    $9,934,840      $23,727,232
Accumulated Undistributed
   Net Investment Income                  983           1,189            784           5,200
Accumulated Undistributed
   Net Realized Gain (Loss)
   on Investment Securities               899         224,463      (390,413)       1,951,578
Net Appreciation of Investment
   Securities                         260,983           4,987        818,413       1,570,320
                                 ------------    ------------   ------------    ------------
Net Assets at Value                $3,800,985     $ 7,422,566   $ 10,363,624     $27,254,330
                                 ============    ============   ============    ============
Shares Outstanding                    328,778         635,049      1,053,711       2,215,366
Net Asset Value, Offering and
   Redemption Price per Share          $11.56         $ 11.69          $9.84          $12.30
                                 ============    ============   ============    ============

~ Investment securities at cost and value at July 31, 1995 include repurchase agreements of $625,000, $545,000, $0 and $12,179,000 for the European Small Company, Latin American Growth, Worldwide Capital Goods and Worldwide Communications Funds, respectively.

* The Fund has 500 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund.

See Notes to Financial Statements

INVESCO Specialty Funds, Inc.
Statement of Operations
Period Ended July 31, 1995 (Note 1)

                                   European    Latin American     Worldwide       Worldwide
                                Small Company       Growth      Capital Goods  Communications
                                     Fund            Fund           Fund            Fund
                                 ------------    ------------   ------------    ------------
INVESTMENT INCOME
INCOME
Dividends                             $19,860         $37,027       $ 83,937        $153,500
Interest                                7,117          14,654         36,395         377,753
   Foreign Taxes Withheld             (2,747)         (5,058)        (8,200)         (6,134)
                                 ------------    ------------   ------------    ------------
  TOTAL INCOME                         24,230          46,623        112,132         525,119
                                 ------------    ------------   ------------    ------------
EXPENSES
Investment Advisory Fees                4,159          12,530         32,382         101,129
Distribution Expenses                   1,386           4,177         12,455          38,896
Transfer Agent Fees                     2,300           5,295         20,517          64,043
Administrative Fees                     3,417           3,584         10,747          12,334
Custodian Fees and Expenses             3,501           7,025          6,531           7,053
Directors' Fees and Expenses                4              17             26           4,514
Professional Fees and Expenses         30,733          30,752         25,695          28,882
Registration Fees and Expenses         10,717          10,868         34,990          35,280
Reports to Shareholders                    45             205          2,386           8,737
Other Expenses                            140             632          1,959           2,524
                                 ------------    ------------   ------------    ------------
  TOTAL EXPENSES                       56,402          75,085       147,688          303,392
Fees and Expenses Absorbed
  by Investment Adviser              (45,311)        (41,670)       (48,050)               0
                                 ------------    ------------   ------------    ------------
  NET EXPENSES                         11,091          33,415         99,638         303,392
                                 ------------    ------------   ------------    ------------
NET INVESTMENT INCOME                  13,139          13,208         12,494         221,727
                                 ------------    ------------   ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on
   Investment Securities                  899         224,463      (390,413)       2,030,773
Change in Net Appreciation
  of Investment Securities            260,983           4,987        818,413       1,570,320
                                 ------------    ------------   ------------    ------------
NET GAIN ON INVESTMENT
   SECURITIES                         261,882         229,450        428,000       3,601,093
                                 ------------    ------------   ------------    ------------
Net Increase in Net
   Assets from Operations            $275,021        $242,658      $ 440,494      $3,822,820
                                 ============    ============   ============    ============

See Notes to Financial Statements

INVESCO Specialty Funds, Inc.
Statement of Changes in Net Assets
Period Ended July 31, 1995 (Note 1)

                                   European      Latin American   Worldwide       Worldwide
                                Small Company        Growth     Capital Goods  Communications
                                      Fund            Fund           Fund            Fund
                                 ------------    ------------   ------------    ------------
OPERATIONS
Net Investment Income                 $13,139         $13,208        $12,494        $221,727
Net Realized Gain (Loss)
   on Investment Securities               899         224,463      (390,413)       2,030,773
Change in Net Appreciation
  of Investment Securities            260,983           4,987       818,413        1,570,320
                                 ------------    ------------   ------------    ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                     275,021         242,658        440,494       3,822,820
                                 ------------    ------------   ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                (12,156)        (12,019)       (11,710)       (216,527)
Net Realized Gain on Investment
  Securities                                0               0              0        (79,195)
                                 ------------    ------------   ------------    ------------
TOTAL DISTRIBUTIONS                  (12,156)        (12,019)       (11,710)       (295,722)
                                 ------------    ------------   ------------    ------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares       5,385,187      10,038,576     23,303,970      48,393,963
Reinvestment of Distributions          12,101          11,970         11,514         292,191
                                 ------------    ------------   ------------    ------------
                                    5,397,288      10,050,546     23,315,484      48,686,154
Amounts Paid for Repurchases
  of Shares                       (1,859,168)     (2,858,619)   (13,430,644)    (25,008,922)
                                 ------------    ------------   ------------    ------------
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS      3,538,120       7,191,927      9,884,840      23,677,232
                                 ------------    ------------   ------------    ------------
Total Increase in Net Assets        3,800,985       7,422,566     10,313,624      27,204,330
NET ASSETS
Initial Subscription (Note 1)               0               0         50,000          50,000
                                 ------------    ------------   ------------    ------------
End of Period                      $3,800,985      $7,422,566    $10,363,624     $27,254,330
                                 ============    ============   ============    ============
Accumulated Undistributed Net
  Investment Income Included
  in Net Assets at End of Period         $983         $ 1,189           $784          $5,200



FUND SHARE TRANSACTIONS
Initial Subscription (Note 1)               0               0          5,000           5,000
Shares Sold                           499,857         887,351      2,492,352       4,388,249
Shares Issued from Reinvestment
   of Distributions                     1,047           1,024          1,170          25,995
                                 ------------    ------------   ------------    ------------
                                      500,904         888,375      2,498,522       4,419,244
Shares Repurchased                  (172,126)       (253,326)    (1,444,811)     (2,203,878)
                                 ------------    ------------   ------------    ------------
Net Increase in Fund Shares           328,778         635,049      1,053,711       2,215,366
                                 ============    ============   ============    ============

See Notes to Financial Statements

INVESCO Specialty Funds, Inc.
Notes to Financial Statements
     NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Specialty Funds, Inc. (the "Fund"), a Maryland Corporation, was incorporated on April 12, 1994 and consists of four separate Funds: European Small Company Fund and Latin American Growth Fund, both of which commenced investment operations on February 15, 1995, and Worldwide Capital Goods Fund and Worldwide Communications Fund, both of which commenced investment operations on August 1, 1994. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
A.    SECURITY  VALUATION -- Equity  securities  traded on national securities exchanges or in the over-the-counter market are valued at the last sale price in the market where such securities are primarily traded. If last sale prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.
        Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event the closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.
        If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.
        Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or at market value if maturity is greater than 60 days.
B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest.
C.    SECURITY   TRANSACTIONS  AND  RELATED  INVESTMENT  INCOME  --
      Security transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date.  Certain dividends from foreign securities  will be recorded as soon as the  Fund  is  informed  of the ex  dividend  date.  Interest income,  which may be comprised of stated coupon rate, market discount  and  original  issue  discount  is  recorded on the
      accrual   basis.   Cost  is   determined   on  the   specific
      identification basis.

        The Fund may have elements of risk due to concentrated investments in foreign issuers located in an emerging country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and possible imposition of adverse foreign governmental laws or currency exchange restrictions.
        Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
D. FEDERAL AND STATE TAXES -- The Fund has complied and continues to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. At July 31, 1995, Worldwide Capital Goods Fund had $16,088 in net capital loss carryovers which expire, if not used, in the year 2003.
        Worldwide Capital Goods Fund incurred and elected to defer post-October 31 net capital losses of $368,208 to the year ended July 31, 1996. To the extent future capital gains are offset by capital loss carryovers, such gains will not be distributed to shareholders.
        Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the period ended July 31, 1995, amounts qualifying for the dividends received deduction available to the Fund's corporate shareholders were as follows:

                                                 Qualifying
        Fund                                     Percentage
        ---------------------------------------------------
        European Small Company Fund                   0.00%
        Latin American Growth Fund                    0.00%
        Worldwide Capital Goods Fund                100.00%
        Worldwide Communications Fund                29.79%

      Investment income received by each Fund from foreign sources may be subject to foreign withholding taxes. Dividend income is shown gross of foreign withholding taxes in the accompanying financial statements.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, nontaxable dividends, net operating losses, expiring capital loss carryforwards and deferral of wash sales. As of July 31, 1995, there were no such differences.
F. EXPENSES -- Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.
NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                          AVERAGE NET ASSETS
                                  $0 to    $500 Million      Over
                                  $500        to $1           $1
Fund                             Million      Billion      Billion
--------------------------------------------------------------------
European Small Company Fund        0.75%        0.65%        0.55%
Latin American Growth Fund         0.75%        0.65%        0.55%
Worldwide Capital Goods Fund       0.65%        0.55%        0.45%
Worldwide Communications Fund      0.65%        0.55%        0.45%

   In accordance with a Sub-Advisory Agreement between IFG and INVESCO Trust Company ("ITC"), a wholly owned subsidiary of IFG, investment decisions of the Worldwide Capital Goods and Worldwide Communications Funds are made by ITC. In a separate Sub-Advisory Agreement between IFG and INVESCO MIM International Limited ("MIL"), an affiliate of IFG, investment decisions of European Small Company and Latin American Growth Funds are made by MIL. Fees for such sub-advisory services are paid by IFG.
   In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
   IFG receives a transfer agent fee at an annual rate of $14.00 per shareholder account, or per participant in an omnibus account. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

   A plan of  distribution  pursuant  to Rule  12b-1  of the  Act  provides  for reimbursement of marketing and advertising expenditures to IFG (the "Distributor") to a maximum of 0.25% of average annual net assets. Amounts accrued by the Fund are available to reimburse the Distributor for actual expenditures incurred within a rolling twenty-four-month period ending March 31, 1997 for European Small Company and Latin American Growth Funds and ending July 31, 1996 for Worldwide Capital Goods and Worldwide Communications Funds, and for a rolling twelve-month period thereafter. For the period ended, July 31, 1995, the Fund paid the Distributor $771, $2,696, $10,355 and $33,148, respectively, for reimbursement of expenses incurred.
   IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by each Fund.
   A 2% redemption fee is retained by the Latin American Growth Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee is imposed on redemptions or exchanges of shares held less than twelve months.
 The redemption fee is accounted for as an addition to Paid-in Capital. Total redemption fees received by the Latin American Growth Fund for the period ended July 31, 1995 were $58,527. NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the period ended July 31, 1995, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

Fund                                        Purchases        Sales
-------------------------------------------------------------------
European Small Company Fund               $ 3,604,190       $3,655
Latin American Growth Fund                  7,906,705    1,148,124
Worldwide Capital Goods Fund               18,228,041    8,591,089
Worldwide Communications Fund              31,660,544   18,962,359

   There were no purchases or sales of U.S. Government securities.

NOTE 4 -- APPRECIATION AND DEPRECIATION. At July 31, 1995, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation by Fund were as follows:

                                   Gross        Gross          Net
Fund                        Appreciation Depreciation Appreciation
------------------------------------------------------------------
European Small Company Fund     $293,471      $32,557     $260,914
Latin American Growth Fund       296,425      296,146          279
Worldwide Capital Goods Fund     925,495      113,227      812,268
Worldwide Communications Fund  1,898,924      328,677    1,570,247

NOTE 5 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG, ITC or MIL. At July 31, 1995, 5.33% of outstanding shares of Worldwide Capital Goods Fund were held by IFG.

   The Fund has adopted an unfunded noncontributory defined benefit pension plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 25% of the retainer fee at the time of retirement. Pension expenses for the period ended July 31, 1995, were insignificant.

INVESCO Specialty Funds, Inc.
Financial Highlights
(For a Fund Share Outstanding throughout Each Period)
Period Ended July 31, 1995 (Note 1)

                                       European    Latin American    Worldwide    Worldwide
                                    Small Company      Growth     Capital Goods Communications
                                          Fund          Fund           Fund          Fund
                                      -----------   -----------    -----------   -----------

PER SHARE DATA
Net Asset Value -- Beginning of Period     $10.00        $10.00         $10.00        $10.00
                                      -----------   -----------    -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.04          0.02           0.01          0.11
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)             1.56          1.69         (0.16)          2.35
                                      -----------   -----------    -----------   -----------
Total from Investment Operations             1.60          1.71         (0.15)          2.46
                                      -----------   -----------    -----------   -----------
LESS DISTRIBUTIONS
Dividends from Net Investment Income         0.04          0.02           0.01          0.11
Distributions from Capital Gains             0.00          0.00           0.00          0.05
                                      -----------   -----------    -----------   -----------
Total Distributions                          0.04          0.02           0.01          0.16
                                      -----------   -----------    -----------   -----------
Net Asset Value -- End of Period           $11.56        $11.69         $ 9.84        $12.30
                                      ===========   ===========    ===========   ===========

TOTAL RETURN                              15.98%*       17.09%*        (1.49%)        24.83%

RATIOS
Net Assets -- End of Period
   ($000 Omitted)                          $3,801        $7,423        $10,364       $27,254
Ratio of Expenses to Average Net Assets#   2.00%~        2.00%~          2.00%         1.95%
Ratio of Net Investment Income
   to Average Net Assets#                  2.37%~        0.79%~          0.25%         1.43%
Portfolio Turnover Rate                       0%*          30%*           193%          215%

* These amounts are based on operations for the period shown and, accordingly, are not representative of a full year. Total return for the Latin American Growth Fund does not reflect the effect of the applicable redemption fees.

# Various expenses of European Small Company, Latin American Growth and Worldwide Capital Goods Funds were voluntarily absorbed by IFG for the period ended July 31, 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 10.17% (annualized), 4.49% (annualized) and 2.96%, respectively, and ratio of net investment income to average net assets would have been (5.80%) (annualized), (1.70%) (annualized) and (0.71%), respectively.

~  Annualized

Report of Independent Accountants


To the Board of Directors and Shareholders of INVESCO Specialty Funds, Inc.

     In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of European Small Company Fund, Latin American Growth Fund, Worldwide Capital Goods Fund, and Worldwide Communications Fund (constituting the INVESCO Specialty Funds, Inc., hereafter referred to as the "Fund") at July 31, 1995, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1995 by correspondence with the custodian and the application of alternative auditing procedures for unsettled security transactions, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Denver, Colorado
August 21, 1995

INVESCO FUNDS

To receive general information and prospectuses on any of INVESCO's funds or retirement plans, or to obtain current account or price information,

Call toll-free:  1-800-525-8085

To reach PAL(R), your 24-hour Personal
Account Line, call:  1-800-424-8085

Or write to:
INVESCO Funds Group, Inc., Distributor
Post Office Box 173706
Denver, Colorado  80217-3706

This information must be preceded or accompanied by a current prospectus.